Share-based payments	12 Months Ended
Mar. 31, 2024
Share-based payments
Share-based payments

26. Share-based payments

The Group has a number of share plans used to award shares to Executive Directors and employees as part of their remuneration package. A charge is recognised over the vesting period in the consolidated income statement to record the cost of these, based on the fair value of the award on the grant date.

Accounting policies

The Group issues equity-settled share-based awards to certain employees. Equity-settled share-based awards are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based award is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market-based vesting conditions. A corresponding increase in additional paid-in capital is also recognised.

Some share awards have an attached market condition, based on total shareholder return (‘TSR’), which is taken into account when calculating the fair value of the share awards. The valuation for the TSR is based on Vodafone’s ranking within the same group of companies, where possible, over the past five years.

The fair value of awards of non-vested shares is a calculation of the closing price of the Company’s shares on the day prior to the grant date, adjusted for the present value of the delay in receiving dividends where appropriate.

The maximum aggregate number of ordinary shares which may be issued in respect of share options or share plans will not (without shareholder approval) exceed:

– 10% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans; and

– 5% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans, other than any plans which are operated on an all-employee basis.

Share options

Vodafone Sharesave Plan

Under the Vodafone Sharesave Plan UK staff may acquire shares in the Company through monthly savings of up to £375 over a three and/or five year period. The savings may then be used to purchase shares at the option price, which is set at the beginning of the invitation period at a discount of up to 20% to the then prevailing market price of the Company’s shares.

Share plans

Vodafone Group executive plans

Under the Vodafone Global Incentive Plan awards of shares are granted to Directors and certain employees. The release of these shares is conditional upon continued employment and for some awards achievement of certain performance targets measured over a three year period.

26. Share-based payments (continued)

Movements in outstanding ordinary share options

	Ordinary share options
	2024	2023	2022
	Millions	Millions	Millions
1 April	62	61	62
Granted during the year	63	50	20
Forfeited during the year	(1)	(2)	(2)
Exercised during the year	–	(8)	(1)
Expired during the year	(54)	(39)	(18)
31 March	70	62	61
Weighted average exercise price:
1 April	£0.87	£1.02	£1.07
Granted during the year	£0.58	£0.83	£0.95
Forfeited during the year	£0.81	£1.02	£1.06
Exercised during the year	£1.06	£1.05	£1.17
Expired during the year	£0.82	£1.01	£1.10
31 March	£0.66	£0.87	£1.02

Summary of options outstanding

	31 March 2024			31 March 2023
			Weighted			Weighted
			remaining			remaining
		Weighted	average		Weighted	average
	Outstanding	average	contractual	Outstanding	average	contractual
	shares	exercise	life	shares	exercise	life
	Millions	price	Months	Millions	price	Months
Vodafone Group Sharesave Plan:
£0.58 – £1.57	70	£0.66	31	62	£0.87	33

Share awards

Movements in non-vested shares are as follows:

	2024		2023		2022
		Weighted		Weighted		Weighted
		average fair		average fair		average fair
		value at		value at		value at
	Millions	grant date	Millions	grant date	Millions	grant date
1 April	261	£1.14	270	£1.07	267	£1.20
Granted	177	£0.72	120	£1.17	113	£1.17
Vested	(76)	£1.17	(70)	£1.15	(68)	£1.44
Forfeited	(45)	£0.99	(59)	£0.89	(42)	£1.52
31 March	317	£0.92	261	£1.14	270	£1.07

Other information

The total fair value of shares vested during the year ended 31 March 2024 was £89 million (2023: £81 million; 2022: £98 million).

The compensation cost included in the consolidated income statement in respect of share options and share plans was €125 million (2023: €141 million; 2022: €119 million) which is comprised principally of equity-settled transactions.

The average share price for the year ended 31 March 2024 was 74.7 pence (2023: 108.2 pence; 2022: 122.1 pence).